Capital transactions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Equity [Abstract]
Capital transactions

Note 11 — Capital transactions

(a)	Stock Split

On July 24, 2020, the Company completed a 1-for-10 reverse stock split of Ordinary Shares, such that for each ten shares outstanding prior to the Stock Split, there was one share outstanding after the Stock Split.

All shares of Ordinary Shares and amount per share referenced in this report have been adjusted retroactively to reflect the Stock Split.

(b)	Private Placement

On November 17 , 2020, the Company issued 50,000 Ordinary Shares (post-Reverse Stock Split) at a purchase price of $1.00 per Share, pursuant to a private securities offiering.

(c)	Share cancellation

On Novemebr 17, 2020 the Company cancelled 50,000 Ordinary Shares (post-Reverse Stock Split) at a purchase price of $1.00 per Share.

Note 13 — Capital transactions

(a)	Share Exchange

As further described in note 1, pursuant to the closing of the Share Exchange Agreement on August 31, 2019, the Company issued 161,500,000 shares of its common stock in exchange for 100% of the equity interest of China Bio.

(b)	Private Placement

On December 13, 2019, the Company closed on the sale of 1,450,000 Ordinary Shares, at a purchase price of $0.10 per Share, pursuant to a private securities offering.